Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 72,824		$ 66,020
Trading
Trading securities	204,154		183,300
Investment
Investment securities	134		143
Assets purchased under reverse repurchase agreements and securities borrowed	265,832		350,803
Loans	1,025,460		981,380
Derivatives
Derivatives	155,023		150,612
Deposits
Personal	523,327		522,139
Business and government	918,163		839,670
Bank	39,987		47,722
Other
Obligations related to securities sold short	47,072		35,286
Obligations related to assets sold under repurchase agreements and securities loaned	266,287		305,321
Derivatives
Total derivatives	158,862		163,763
Subordinated liabilities	13,832		13,546
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,776)		(1,568)
Financial assets	(1,776)		(1,568)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,776)		(1,568)
Financial liabilities	(1,776)		(1,568)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	110,972		100,758
Investment
Investment securities	41,030		7,467
Derivatives
Total gross derivatives, assets	1,599		2,553
Other assets	5,749		5,291
Financial assets	159,350		116,069
Other
Obligations related to securities sold short	16,877		15,172
Derivatives
Total gross derivatives, liabilities	2,963		3,212
Other liabilities	323		287
Financial liabilities	20,163		18,671
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	66,261		53,996
Trading
Trading securities	90,421		79,998
Investment
Investment securities	191,426		148,213
Assets purchased under reverse repurchase agreements and securities borrowed	200,628		284,311
Loans	11,574		8,924
Derivatives
Total gross derivatives, assets	154,847		149,235
Other assets	6,839		6,472
Financial assets	721,996		731,149
Deposits
Personal	39,560		33,829
Business and government	161,337		156,429
Bank	2,612		10,530
Other
Obligations related to securities sold short	30,195		20,114
Obligations related to assets sold under repurchase agreements and securities loaned	233,863		270,663
Derivatives
Total gross derivatives, liabilities	156,352		160,898
Other liabilities	18,359		(1,694)
Subordinated liabilities	239
Financial liabilities	642,517		650,769
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,761		2,544
Investment
Investment securities	737		680
Loans	1,149		1,781
Derivatives
Total gross derivatives, assets	353		392
Other assets	4		7
Financial assets	5,004		5,404
Deposits
Personal	569		478
Derivatives
Total gross derivatives, liabilities	1,323		1,221
Financial liabilities	1,892		1,699
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	14,332		11,611
Investment
Investment securities	33,838		4,623
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,991		2,173
Investment
Investment securities	12,237		8,546
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	15,577		16,588
Investment
Investment securities	9,402		7,554
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,881		1,852
Investment
Investment securities	142		42
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	38,287		29,136
Investment
Investment securities	111,773		80,224
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	9,033		2,481
Investment
Investment securities	6,558		2,370
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	6,304		2,153
Investment
Investment securities	11,543		7,786
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	73		3
Investment
Investment securities	2,654		2,603
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	29		31
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,210		1,434
Investment
Investment securities	9,922		9,357
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	23,550		26,195
Investment
Investment securities	33,591		31,839
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	83
Investment
Investment securities	134		143
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	85,726		84,814
Investment
Investment securities	492		432
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,429		2,316
Investment
Investment securities	304		304
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,678		2,544
Investment
Investment securities	574		506
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	26,327		27,719
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	261		354
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	94,322		98,480
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets			3
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	400		273
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1,599		2,553
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	34,830		23,830
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	79		21
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,032)		(1,067)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	13		14
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	21,497		24,852
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	907		847
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	88,524		93,164
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	46		54
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	257		218
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,963		3,212
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	46,362		42,961
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	375		324
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(288)		(297)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(5)		(4)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	66,261		53,996
Trading
Trading securities	204,154		183,300
Investment
Investment securities	233,193		156,360
Assets purchased under reverse repurchase agreements and securities borrowed	200,628		284,311
Loans	12,723		10,705
Derivatives
Total gross derivatives, assets	156,799		152,180
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,776)		(1,568)
Derivatives	155,023		150,612
Other assets	12,592		11,770
Financial assets	884,574		851,054
Deposits
Personal	40,129		34,307
Business and government	161,337		156,429
Bank	2,612		10,530
Other
Obligations related to securities sold short	47,072		35,286
Obligations related to assets sold under repurchase agreements and securities loaned	233,863		270,663
Derivatives
Total gross derivatives, liabilities	160,638		165,331
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,776)		(1,568)
Total derivatives	158,862		163,763
Other liabilities	18,682		(1,407)
Subordinated liabilities	239
Financial liabilities	662,796		669,571
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(569)	$ (542)	(478)	$ (608)	$ (633)	$ (383)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	17,323		13,784
Investment
Investment securities	46,075		13,169
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	15,577		16,588
Investment
Investment securities	9,402		7,554
Recurring [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	40,168		30,988
Investment
Investment securities	111,915		80,266
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	15,337		4,634
Investment
Investment securities	18,101		10,156
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	73		3
Investment
Investment securities	2,683		2,634
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,210		1,434
Investment
Investment securities	9,922		9,357
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	23,633		26,195
Investment
Investment securities	33,725		31,982
Recurring [member] | Equity securities [member]
Trading
Trading securities	90,833		89,674
Investment
Investment securities	1,370		1,242
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	26,588		28,073
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	94,322		98,483
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	400		273
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	36,508		26,404
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,019)		(1,053)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	22,404		25,699
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	88,570		93,218
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	257		218
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	49,700		46,497
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (293)		$ (301)